Segment Information (Details) - Schedule of Information of Major Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member] | Singapore [Member]
Segment Information (Details) - Schedule of Information of Major Customers [Line Items]
Revenue			Not applicable
Segment		$ 5,388,482
Customer B [Member] | Taiwan [Member]
Segment Information (Details) - Schedule of Information of Major Customers [Line Items]
Revenue			Not applicable
Segment		$ 3,691,803
Customer C [Member] | Taiwan [Member]
Segment Information (Details) - Schedule of Information of Major Customers [Line Items]
Revenue	Not applicable	Not applicable	Note 1	[1]
Segment	$ 8,129,968		$ 6,592,017
Customer D [Member] | Taiwan [Member]
Segment Information (Details) - Schedule of Information of Major Customers [Line Items]
Revenue	Not applicable	Not applicable	Video IoT
Segment			$ 3,696,945
Customer E [Member] | Egypt [Member]
Segment Information (Details) - Schedule of Information of Major Customers [Line Items]
Revenue	Security Convergence	Not applicable	Not applicable
Segment	$ 52,271,731

[1]	The Group sells products from both segments, Video IoT and security convergence.